Loss Per Share - Schedule of Loss and Number of Shares Basic and Diluted (Details) - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Schedule of Loss and Number of Shares Basic and Diluted [Abstract]
Loss attributed to the shareholders of the Company for purposes of computing the basic loss per share	₪ (16,119)	₪ (16,284)	₪ (34,938)
Loss attributed to the shareholders of the Company for purposes of computing the diluted loss per share	₪ (16,119)	₪ (16,284)	₪ (34,938)
Weighted number of shares used in computing basic loss per share	1,217,701,006	79,171,297	117,908,475
Weighted number of shares used in computing diluted loss per share	1,217,701,006	79,171,297	117,908,475